Business Combination - Schedule of Allocation of Total Purchase Consideration (Parentheticals) (Details)	Jun. 24, 2024 USD ($)
IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination - Schedule of Allocation of Total Purchase Consideration (Parentheticals) (Details) [Line Items]
Cash acquired in Business Combination - iDoc	$ 29,123